Employee Benefits - Summary of Employee Welfare Benefits Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Contributions to medical and pension schemes	¥ 28,291	¥ 16,907	¥ 10,491
Other employee benefits	7,698	3,652	1,979
Total	¥ 35,989	¥ 20,559	¥ 12,470